INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.            INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31,
	2020	2021	2022
Intangible assets not subject to amortization:
Trademark	7,766	7,766	7,841
Intangible assets subject to amortization:
Student base	4,006	3,998	4,036
Initial franchise	1,626	1,626	1,641
Software and courses	19	19	27
Total costs	13,417	13,409	13,545
Less: accumulated amortization	(1,940)	(3,089)	(4,293)
impairment	—	—	(3,605)
Intangible assets, net	11,477	10,320	5,647

For the years ended December 31, 2020, 2021 and 2022, amortization expenses for intangible assets recorded  were $1,112, $1,150 and $1,121 respectively.

For the years ended December 31, 2020, 2021 and 2022, the Group recorded impairment loss for for the intangible assets of $Nil, $Nil and $3,505 respectively.

As of December 31, 2022, the estimated amortization expenses related to intangible assets for next five years is expected to be as follows:

Years ending December 31,
2023	1
2024	1
2025	1
2026	1
2027	1
2028 and thereafter	—
Total expected amortization expense	5